Due from settlement of capital provision assets	12 Months Ended
Dec. 31, 2021
Due from settlement of capital provision assets.
Due from settlement of capital provision assets

7. Due from settlement of capital provision assets

Amounts due from settlement of assets relate to the recovery of capital provision assets that have successfully concluded and where there is no longer any litigation risk remaining. The settlement terms and duration vary by capital provision asset. The majority of settlement balances are received shortly after the period end, and all of settlement balances are generally expected to be received within 12 months.

The table below sets forth the changes in due from settlement of capital provision assets and the breakdown between current and non-current due from settlement of capital provision assets for the years ended December 31, 2021 and 2020:

($ in thousands)	2021	2020
At January 1,	30,708	48,128
Transfer of realizations from capital provision assets	455,148	540,294
Interest and other income	160	199
Proceeds received	(396,415)	(557,913)
Asset received in kind	(3,290)	-
At December 31,	86,311	30,708
Split
Current assets	82,561	26,958
Non-current assets	3,750	3,750
Total due from settlement of capital provision assets	86,311	30,708